Equity (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Equity (Details) [Line Items]
Public offering of ordinary shares, net		$ 218.9
Deferred tax asset	$ 1.2
Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	$ 2.1
Weighted-average period	2 years 8 months 12 days
RSUs and PSUs [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	$ 75.0
Weighted-average period	2 years 8 months 12 days
Ordinary Shares [Member]
Equity (Details) [Line Items]
Sale of public offering shares (in Shares)		7,931,034